Property and equipment, net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 7 – Property and equipment, net

Property and equipment, net consist of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
At cost:
Office furniture and fittings	166,901	167,049	123,265
Office equipment	211,066	223,070	164,603
Leasehold improvements	10,260	14,664	10,821
Total	388,227	404,783	298,689
Accumulated depreciation	(309,959)	(317,588)	(234,348)
Loss of disposal of property and equipment	453	-	-
Property and equipment, net	78,721	87,195	64,341

Depreciation expenses for the years ended December 31, 2023 and for the six months ended June 30, 2024 amounted to S$34,448 and S$ 7,630 (US$5,630) respectively.

No impairment loss had been recognized for the years ended December 31, 2023 and for the six months ended June 30, 2024, respectively.